UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 05/09/07

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 96,369 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE


	FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES
COL. 1	                        COL. 2         COL. 3      COL. 4 	   COL. 5                       COL. 6  COL. 7	COL. 8
NAME OF ISSUER	                CLASS          CUSIP	   MKT. VALUE      SHARES   SH/PRN   PUT/CALL	INVSTMT	OTHER	VOTING
			                       (x$1000) 				                DSCRETN	MGRS.   AUTH.
AFFILIATED COMPUTER SERV        com	       008190100   1,666 	   34,124   SH 		        SOLE            SOLE
AMBAC FINANCIAL GROUP	        com	       023139108   1,711 	   19,210   SH 		        SOLE            SOLE
AMGEN INC 	                com	       031162100   3,891 	   56,965   SH 		        SOLE            SOLE
BANK OF AMERICA	                com	       060505104   3,507 	   65,685   SH 		        SOLE            SOLE
BB&T CORP	                com	       054937107     261 	    5,937   SH 		        SOLE            SOLE
CARNIVAL CORP 	                paired ctf     143658300   1,600 	   32,610   SH 		        SOLE            SOLE
CATERPILLAR INC DEL 	        com	       149123101     905 	   14,760   SH 		        SOLE            SOLE
CHEVRON CORP	                com	       166764100   1,693 	   23,019   SH 		        SOLE            SOLE
CISCO SYS INC 	                com	       17275R102   2,407 	   88,075   SH 		        SOLE            SOLE
COLGATE PALMOLIVE	        com	       194162103     382 	    5,850   SH 		        SOLE            SOLE
COVENTRY HEALTH	                com	       222862104   2,751 	   54,960   SH 		        SOLE            SOLE
CURIS INC	                com	       231269101      23 	   18,560   SH 		        SOLE            SOLE
CVS CORP	                com	       126650100   2,631 	   85,120   SH 		        SOLE            SOLE
DUPONT E I DE NEMOURS	        com	       263534109   3,982 	   81,745   SH                  SOLE            SOLE
EMERSON ELECTRIC	        com	       291011104   2,200           49,908   SH                  SOLE            SOLE
EXXON MOBIL	                com	       30231G102     751            9,800   SH                  SOLE            SOLE
FORD MOTOR CO	                com	       345370860     133 	   17,650   SH 		        SOLE            SOLE
GENERAL ELECTRIC	        com	       369604103   5,633          151,397   SH                  SOLE            SOLE
GENERAL MTRS CORP 	        com	       370442105     307           10,000   SH                  SOLE            SOLE
GOLDMAN SACHS GROUP	        com	       38141G104     255            1,277   SH                  SOLE            SOLE
HCC INSURANCE HOLDINGS 	        com	       404132102   2,107           65,655   SH                  SOLE            SOLE
HOME DEPOT INC.	                com            437076102     284            7,082   SH                  SOLE            SOLE
INT'L BUSINESS MACHINES CO      com	       459200101   3,160 	   32,530   SH 		        SOLE            SOLE
INTEL CORP COM	                com	       458140100     403 	   19,880   SH 		        SOLE            SOLE
ISHARES TR	                s&p500 value   464287408     241 	    3,130   SH 		        SOLE            SOLE
ISHARES TR	                msci emer mkt  464287234     271 	    2,375   SH 		        SOLE            SOLE
ISHARES TR	                msci val idx   464288877   1,286 	   17,805   SH 		        SOLE            SOLE
ISHARES TR	                russ mcp vl    464287473     375 	    2,560   SH 		        SOLE            SOLE
ISHARES TR	                1-3yr trs bd   464287457     208 	    2,600   SH 		        SOLE            SOLE
ISHARES TR	                7-10yr trs bd  464287440     233 	    2,825   SH 		        SOLE            SOLE
JOHN HANCOCK PATRIOT PREM DI	com	       41013Q101     608 	   67,220   SH 		        SOLE            SOLE
JOHNSON & JOHNSON	        com	       478160104   4,213 	   63,809   SH 		        SOLE            SOLE
LADENBURG THALMANN FIN SERV	com	       50575Q102      32 	   26,250   SH 		        SOLE            SOLE
LOWES CO.	                com	       548661107   1,738 	   55,786   SH 		        SOLE            SOLE
MEDTRONIC INC	                com	       585055106   3,252 	   60,780   SH 		        SOLE            SOLE
3M CO.	                        com 	       88579Y101   3,729 	   47,849   SH 		        SOLE            SOLE
ISHARES TR	                com	       464287119     538 	    8,395   SH 		        SOLE            SOLE
ISHARES TR	                com	       464288109     217 	    2,590   SH 		        SOLE            SOLE
MOTOROLA INC COM	        com	       620076109   2,322 	  112,935   SH 		        SOLE            SOLE
NABORS INDUSTRIES INC	        com	       G6359F103   2,245 	   75,395   SH 		        SOLE            SOLE
PEPSICO INC	                com	       713448108   2,614 	   41,783   SH 		        SOLE            SOLE
PFIZER INC 	                com	       717081103   1,349 	   52,078   SH 		        SOLE            SOLE
PHONE1 GLOBALWIDE INC.	        com	       719208100     324 	1,044,995   SH 		        SOLE            SOLE
PRAXAIR INC COM	                com	       74005P104     216 	    3,649   SH 		        SOLE            SOLE
PROCTER & GAMBLE CO COM	        com	       742718109     214 	    3,336   SH 		        SOLE            SOLE
PUTNAM PREMIER INCOME TR	sh ben int     746853100     303 	   47,111   SH 		        SOLE            SOLE
S&P FINANCIALS INDEX	        com	       81369Y605     653 	   17,768   SH 		        SOLE            SOLE
S&P HEALTHCARE INDEX	        com	       81369Y209     557 	   16,635   SH 		        SOLE            SOLE
S&P INDUSTRIAL INDEX	        com	       81369Y704     210 	    5,995   SH 	 	        SOLE            SOLE
S&P TECHNOLOGY INDEX	        com	       81369Y803   5,911 	  254,120   SH 		        SOLE            SOLE
SIEMENS A.G.	                com	       826197501   2,069 	   20,990   SH 		        SOLE            SOLE
TARGET 	                        com	       87612E106   1,854 	   32,499   SH 		        SOLE            SOLE
WACHOVIA CORPORATION	        com	       929903102   3,844 	   67,500   SH 		        SOLE            SOLE
WALMART STORES	                com	       931142103   2,645 	   57,275   SH 		        SOLE            SOLE
WELLPOINT INC	                com	       94973V107   3,540 	   44,990   SH 		        SOLE            SOLE
WELLS FARGO COMPANY	        com	       949746101   3,824 	  107,550   SH 		        SOLE            SOLE
ZIMMER HOLDINGS, INC	        com	       98956P102   2,092 	   26,695   SH 		        SOLE            SOLE